OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6:-    OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2015	2014

Employees and related accruals	$1,515	$1,234
Consultants	302	353
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	1,356	289
Accrued expenses	1,349	992
Other	19	18

	$4,541	$2,886